Schedule of ROU assets classified within property, plant and equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 2,071,638	$ 2,130,496
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	1,906,772	2,040,813
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amounts ROU assets	$ 164,866	$ 89,683